Note 3 - Tax Status (Details Textual) - EBP 16-0733425 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	Oct. 20, 2017
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]